Discontinued Operations - Additional Information (Details) - GBP (£) £ in Millions		12 Months Ended
	Oct. 11, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets		£ 293,676	£ 299,064	£ 288,488
Total liabilities		277,298	282,819	272,147
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		0	0
Cash flows from (used in) operating activities, discontinued operations		3,612	1,815	(1,033)
Cash flows from (used in) investing activities, discontinued operations		0	0	0
Cash flows from (used in) financing activities, discontinued operations		0	0	0
Transfer within Santander UK
Disclosure of analysis of single amount of discontinued operations [line items]
Total liabilities		1,000
Banco Santander London Branch | CIB business transfer to SLB
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets	£ 1,900
Total liabilities	2,100
Increase (decrease) in cash and cash equivalents, discontinued operations	£ 200
Corporate & Investment Banking
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets		0	2,784	4,046
Total liabilities		£ 0	£ 6,517	£ 6,233